S000093504 [Member] N-1A Cover	Aug. 05, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NORTHERN FUNDS
Entity Central Index Key	0000916620
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 05, 2025
Prospectus Date	Aug. 06, 2025